Schedule of unused tax losses carried forward (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross losses	£ 67,210	£ 63,183	£ 49,565
Potential deferred tax asset	£ 16,925	£ 13,076	£ 8,426